PROPERTY AND EQUIPMENT, NET	12 Months Ended
May 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－6 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of May 31,
	2024	2023
	$’000	$’000
At cost:
Factory and office equipment	37	37
Factory improvement	711	711
Leasehold factory premises	555	555
Furniture & fittings	24	24
Machinery and equipment	3,401	3,394
Motor vehicles and forklifts	1,102	1,265
Renovation	99	99
Right-of-use-assets	1,358	1,357

	7,287	7,442
Less: accumulated depreciation	(4,299)	(4,089)
Less: provision for impairment	(1,011)	(298)

Property and equipment, net	1,977	3,055

Depreciation expense for the financial years ended May 31, 2024, 2023 and 2022 were at approximately $0.5 million, approximately $0.5 million, and approximately $0.4 million respectively.

Provision for impairment of property and equipment for the financial years ended May 31, 2024 and 2023 were at approximately $0.7 million and approximately $0.3 million, respectively.

Right-of-use assets under operating leasing arrangements classified under leasehold lands as of May 31, 2024 and 2023 amounted to approximately $1.1 million and approximately $1.1 million, respectively. Details of such leased assets are disclosed in Note 9.